Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (8,756,000)	$ (3,411,000)		$ (32,843,000)	$ (32,361,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense				494,000	0
Inducement expense				8,307,000	0
Accretion of debt discount	115,000	794,000		2,857,000	0
Gain on extinguishment of debt				(250,000)	0
Gain (loss) in fair value of derivative instruments	(346,000)	68,000		1,222,000	(1,638,000)
Depreciation and amortization	1,124,000	20,000		1,600,000	600,000
Change in fair value of conditionally redeemable 6% Preferred Stock	41,000	324,000		701,000	(514,000)
Gain on modification of convertible debt				(602,000)	0
Depreciation, depletion, amortization and accretion of asset retirement obligation				1,698,000	584,000
Impairment of evaluated oil and gas properties	0			4,718,000	24,478,000
Equity instruments issued for services and compensation	2,779,000	369,000		7,078,000	3,450,000
Accretion of asset retirement obligation	22,000	3,000		132,000	10,000
Amortization of deferred financing cost	127,000	27,000		328,000	52,000
Changes in operating assets and liabilities:
Accounts receivable	(3,671,000)	(34,000)		(1,264,000)	(120,000)
Prepaid expenses and other current assets	(216,000)	(312,000)
Other assets				1,554,000	57,000
Accounts payable, accrued expenses and other liabilities	3,527,000	1,370,000		(307,000)	2,027,000
Net cash used in operating activities	(5,254,000)	(782,000)		(6,309,000)	(3,951,000)
Cash flows from investing activities:
Acquisition and development of oil and natural gas properties	(2,715,000)			(546,000)	0
Proceeds from sale of oil and natural gas properties	1,080,000
Cash advance to Brushy Resources, Inc.	0	(608,000)		0	(1,750,000)
Cash consideration for Brushy merger, net of cash acquired				(2,302,000)	0
Proceeds from sale of DJ Basin properties	1,082,000	0
Restricted cash	(645,000)	9,000		0	145,000
Capital expenditures	(11,360,000)	0		(16,828,000)	(98,000)
Net cash used in investing activities	(10,923,000)	(599,000)		(19,130,000)	(1,703,000)
Cash flows from financing activities:
Net proceeds from issuance of Series B Preferred Stock				18,195,000	0
Net proceeds from issuance of convertible notes	0	1,300,000
Proceeds from warrant exercise	71,000	0		187,000	0
Proceeds from exercise of stock options	228,000	0
Proceeds from private placement, net of financing costs and subscription receivable	17,854,000	0
Dividend payments on preferred stock				0	(180,000)
Debt issuance costs				(1,299,000)	(266,000)
Repayment of notes payable	(4,000)	0
Proceeds from issuance of term loan	6,706,000	0		31,000,000	0
Proceeds from bridge notes, net				2,863,000	5,950,000
Repayment of debt				(13,879,000)	(250,000)
Net cash provided by financing activities	24,855,000	1,300,000		37,067,000	5,254,000
Increase (decrease) in cash	8,678,000	(81,000)		11,628,000	(400,000)
Cash at beginning of period	11,738,000	110,000	$ 510,000	110,000	510,000
Cash at end of period	20,416,000	29,000		11,738,000	110,000	$ 510,000
Supplemental disclosure:
Cash paid for interest	$ 926,000	87,000		762,000	365,000
Brushy Resources, Inc [Member]
Cash flows from operating activities:
Net loss		(3,325,000)	(2,689,000)		(65,764,766,000)	(2,760,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) in fair value of derivative instruments					(1,270,000)	(2,066,000)
Depreciation and amortization		718,000	2,507,000
Depreciation, depletion, amortization and accretion of asset retirement obligation					22,510,290,000	10,140,152
Impairment of evaluated oil and gas properties		0	0		55,753,481,000	4,428,378
Deferred income taxes		0	(288,000)		(14,039,742)	(1,506,168)
Equity instruments issued for services and compensation		206,000	506,000		1,124,700,000	1,473,800
Accretion of asset retirement obligation		63,000	63,000		187,183,000	319,703
Change in fair value of derivative contracts		733,000	202,000		1,032,955	(1,880,107)
Amortization of deferred financing cost		7,000	54,000		438,535,000	192,739
Write off deferred offering costs					537,927	0
Loss on disposal of fixed assets		0	2,000		(2,375,333)	(2,115,916)
Changes in operating assets and liabilities:
Accounts receivable		316,000	631,000		759,132,000	(82,079)
Joint interest receivable		10,000	135,000		336,500	(447,627)
Prepaid expenses and other current assets		(65,000)	15,000		100,776	71,808
Accounts payable, accrued expenses and other liabilities		(117,000)	(2,151,000)		37,345,000	(1,134,686)
Joint interest revenues payable		7,000	(118,000)		188,899	(138,856)
Net cash used in operating activities		(1,447,000)	(1,131,000)		827,882,000	6,560,221
Cash flows from investing activities:
Development of oil and natural gas properties					(5,101,544)	(16,492,626)
Acquisition and development of oil and natural gas properties		(90,000)	(316,000)
Acquisition of oil and natural gas properties		(4,000)	0		0	(16,803,448)
Proceeds from sale of oil and natural gas properties		0	3,000		7,083,778	1,891,743
Acquisition of other property and equipment					0	(9,495)
Oil and natural gas abandonment costs					0	(27,345)
Net cash used in investing activities		(94,000)	(313,000)		1,982,234,000	(31,441,171)
Cash flows from financing activities:
Proceeds from notes payable		608,000	0		9,750,000	24,060,170
Debt issuance costs					(229,937,000)	(210,612)
Deferred offering costs		0	(7,000)		(7,310)	(86,231)
Repayment of notes payable		(1,042,000)	(765,000)		(13,058,030)	(1,102,367)
Net cash provided by financing activities		(434,000)	(772,000)		(3,545,277,000)	22,660,960
Net (decrease) in cash		(1,975,000)	(2,216,000)		(735,161)	(2,219,990)
Cash at beginning of period		2,839,000	3,574,000	$ 2,839,000	3,574,000	5,794,417
Cash at end of period		864,000	1,138,000		2,839,000	3,574,000
Supplemental disclosure:
Cash paid for income taxes					12,766	3,835
Cash paid for interest		451,000	270,000		829,153,000	2,231,137
Supplemental disclosure of non-cash investing transactions
Payables related to oil and natural gas capitalized expenditures		$ 102,000	$ 298,000		3,131,917	1,537,638
Capitalized asset retirement cost					(41,574)	849,181
Payable settled through asset sales					$ 0	$ 3,872,674